SEGMENTED INFORMATION - Geographical information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 4,096	$ 3,810	$ 3,971
Consolidated property, plant and equipment and equity-accounted investments	50,539	45,561
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,150	2,105	2,361
Wind
Disclosure of operating segments [line items]
Revenues	1,074	915	928
Solar
Disclosure of operating segments [line items]
Revenues	563	539	494
Energy transition
Disclosure of operating segments [line items]
Revenues	309	251	188
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,044	1,030	1,123
North America | Wind
Disclosure of operating segments [line items]
Revenues	656	494	474
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,860	3,308
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	177	201	259
Brazil | Wind
Disclosure of operating segments [line items]
Revenues	109	79	110
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,440	5,417
Europe | Wind
Disclosure of operating segments [line items]
Revenues	189	237	273
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	8,497	8,150
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	929	874	979
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	1,495	851
Asia | Wind
Disclosure of operating segments [line items]
Revenues	120	105	$ 71
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	26,713	22,955
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 5,534	$ 4,880